Operating segments - Summary of capital expenditure within the reportable segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [Line Items]
Capital expenditure	$ 4,844	$ 4,344	$ 2,658
Sales of property, plant and equipment and intangible assets	586	138	354
Capital expenditure per cash flow statement	5,430	4,482	3,012
Reportable segments [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	5,279	4,691	3,355
Reportable segments [Member] | Iron Ore [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	1,288	1,201	868
Reportable segments [Member] | Aluminium [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	1,373	1,436	916
Reportable segments [Member] | Copper & Diamonds [member]
Disclosure of operating segments [Line Items]
Capital expenditure	2,150	1,622	1,441
Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	456	467	141
Reportable segments [Member] | Other operations [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	12	(35)	(11)
Other items [Member]
Disclosure of operating segments [Line Items]
Capital expenditure	65	70	(46)
Capital expenditure of equity accounted units
Disclosure of operating segments [Line Items]
Capital expenditure	$ (500)	$ (417)	$ (651)